BetaBuilders U.S. Treasury Bond 3-10 Year ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
BetaBuilders U.S. Treasury Bond 3-10 Year ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	1.36%